Depreciation and Amortization - Schedule of Depreciation and Amortization (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Depreciation And Amortization [Abstract]
Depreciation of property, plant and equipment	533	522
Amortization of intangible assets	48	48
Asset removal costs	79	70
Amortization of regulatory assets	16	19
Total depreciation and amortization	676	659